UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     INVESTMENT COMPANY ACT FILE NUMBER 811-4401

                            NORTH TRACK FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                              MILWAUKEE, WI 53202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                          DAVID G. STOEFFEL, PRESIDENT
                            NORTH TRACK FUNDS, INC.
                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                           MILWAUKEE, WISCONSIN 53202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 978-6400

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

                  DATE OF REPORTING PERIOD:  DECEMBER 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

ANNUAL REPORT
TO SHAREHOLDERS

December 31, 2003

>  WISCONSIN TAX-EXEMPT FUND

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                               PRESIDENT'S LETTER
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 2003

                                                               February 16, 2004

DEAR SHAREHOLDER:

I'm pleased to provide you with the 2003 Annual Report for North Track Wisconsin Tax-Exempt Fund. The Fund ended the year with $162 million in assets, an increase of 11% from the prior year-end and is now comprised of three different share classes to meet your investment needs as Class B and Class C shares were added to the Fund in early 2003. Class A shares of the Fund returned 4.63% for the year (at NAV). The Fund is designed to provide dividends that are exempt from both Federal and Wisconsin income tax.

The year brought improvements in the general economy, a continuation of low interest rates, a quick and decisive end to Saddam Hussein's regime and strong performance across the equities markets.

Unfortunately, the year was also marred by scandals in the mutual fund industry. As a mutual fund investor myself, I appreciate that these issues are of great concern to you. It is vitally important that public confidence in the integrity of our industry be restored. Mutual funds are an excellent means by which individuals can participate in the stock and bond markets. They offer people a share in a professionally managed investment portfolio without having to commit large sums of money. We at North Track believe that those involved in the mutual fund industry are, by and large, honest and lawful. However, certain industry practices are properly under scrutiny, and swift action by the regulators and the industry itself is needed. North Track fully supports the efforts of the SEC and NASD and will continue to monitor developments in this regard and respond accordingly.

Let me assure you that at North Track the interests of our shareholders always come first, and we have and will continue to improve internal systems, policies and procedures that are designed to protect your interests.

Finally, we feel that it is important to consult your financial advisor before you make any decision to buy or sell a mutual fund. Personal investment objectives, risk tolerances, and tax considerations, must all be considered to make an appropriate decision, and your advisor can help assess the right course of action.

Thank you for your continued confidence in North Track and as always, we welcome your questions or comments.

Best Regards,

/s/David G. Stoeffel

David G. Stoeffel
President and CEO

This report contains information for existing shareholders of the North Track Wisconsin Tax-Exempt Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

WISCONSIN TAX-EXEMPT FUND

  The graph below compares the change in the value of a $10,000 investment in Class A Shares of the Wisconsin Tax-Exempt Fund with that of the Lehman 20-Year Municipal Bond Index since the Fund's inception. The performance of the Fund shown below reflects a deduction of the maximum 3.50% sales charge and fund operating expenses.

                          AVERAGE ANNUAL TOTAL RETURN
                                                              SINCE
                                                            INCEPTION
                                     1-YEAR      5-YEAR      6/13/94
                                     ------      ------     ---------
          Wisconsin Tax-Exempt:
            Full Sales Charge         .97%        4.03%       4.80%
            Net Asset Value          4.63%        4.77%       5.19%

                        North Track Wisconsin             Lehman 20-Year
      Date                 Tax-Exempt Fund             Municipal Bond Index
      ----              ---------------------          --------------------
     6/13/94*<F1>               $9,650                       $10,000
     6/30/94                    $9,355                        $9,900
     7/31/94                    $9,446                       $10,127
     8/31/94                    $9,446                       $10,155
     9/30/94                    $9,349                        $9,952
    10/31/94                    $9,085                        $9,689
    11/30/94                    $8,771                        $9,462
    12/31/94                    $9,018                        $9,759
     1/31/95                    $9,306                       $10,141
     2/28/95                    $9,587                       $10,509
     3/31/95                    $9,679                       $10,629
     4/30/95                    $9,703                       $10,627
     5/31/95                    $9,978                       $11,028
     6/30/95                    $9,890                       $10,858
     7/31/95                    $9,923                       $10,914
     8/31/95                   $10,008                       $11,064
     9/30/95                   $10,062                       $11,151
    10/31/95                   $10,198                       $11,389
    11/30/95                   $10,385                       $11,641
    12/31/95                   $10,490                       $11,804
     1/31/96                   $10,543                       $11,864
     2/29/96                   $10,438                       $11,729
     3/31/96                   $10,301                       $11,541
     4/30/96                   $10,217                       $11,495
     5/31/96                   $10,281                       $11,509
     6/30/96                   $10,357                       $11,671
     7/31/96                   $10,466                       $11,785
     8/31/96                   $10,446                       $11,766
     9/30/96                   $10,598                       $12,004
    10/31/96                   $10,686                       $12,148
    11/30/96                   $10,883                       $12,402
    12/31/96                   $10,831                       $12,329
     1/31/97                   $10,832                       $12,317
     2/28/97                   $10,943                       $12,449
     3/31/97                   $10,790                       $12,254
     4/30/97                   $10,891                       $12,390
     5/31/97                   $11,059                       $12,613
     6/30/97                   $11,172                       $12,772
     7/31/97                   $11,432                       $13,201
     8/31/97                   $11,332                       $13,039
     9/30/97                   $11,469                       $13,219
    10/31/97                   $11,528                       $13,315
    11/30/97                   $11,598                       $13,423
    12/31/97                   $11,773                       $13,667
     1/31/98                   $11,865                       $13,820
     2/28/98                   $11,876                       $13,830
     3/31/98                   $11,888                       $13,849
     4/30/98                   $11,876                       $13,778
     5/31/98                   $12,017                       $14,027
     6/30/98                   $12,064                       $14,090
     7/31/98                   $12,088                       $14,120
     8/31/98                   $12,219                       $14,364
     9/30/98                   $12,359                       $14,567
    10/31/98                   $12,345                       $14,520
    11/30/98                   $12,380                       $14,587
    12/31/98                   $12,402                       $14,619
     1/31/99                   $12,521                       $14,775
     2/28/99                   $12,518                       $14,713
     3/31/99                   $12,540                       $14,764
     4/30/99                   $12,573                       $14,804
     5/31/99                   $12,496                       $14,693
     6/30/99                   $12,320                       $14,455
     7/31/99                   $12,341                       $14,472
     8/31/99                   $12,226                       $14,239
     9/30/99                   $12,184                       $14,193
    10/31/99                   $11,931                       $13,899
    11/30/99                   $12,053                       $14,106
    12/31/99                   $11,937                       $13,934
     1/31/00                   $11,831                       $13,836
     2/29/00                   $11,941                       $14,100
     3/31/00                   $12,229                       $14,555
     4/30/00                   $12,122                       $14,417
     5/31/00                   $11,976                       $14,303
     6/30/00                   $12,295                       $14,774
     7/31/00                   $12,472                       $15,028
     8/31/00                   $12,674                       $15,317
     9/30/00                   $12,602                       $15,193
    10/31/00                   $12,740                       $15,403
    11/30/00                   $12,827                       $15,569
    12/31/00                   $13,099                       $16,056
     1/31/01                   $13,239                       $16,138
     2/28/01                   $13,287                       $16,196
     3/31/01                   $13,415                       $16,364
     4/30/01                   $13,260                       $16,125
     5/31/01                   $13,374                       $16,323
     6/30/01                   $13,488                       $16,460
     7/31/01                   $13,670                       $16,751
     8/31/01                   $13,866                       $17,054
     9/30/01                   $13,816                       $16,919
    10/31/01                   $13,959                       $17,144
    11/30/01                   $13,855                       $17,000
    12/31/01                   $13,696                       $16,838
     1/31/02                   $13,934                       $17,139
     2/28/02                   $14,092                       $17,346
     3/31/02                   $13,781                       $17,013
     4/30/02                   $14,066                       $17,326
     5/31/02                   $14,168                       $17,437
     6/30/02                   $14,299                       $17,610
     7/31/02                   $14,472                       $17,853
     8/31/02                   $14,672                       $18,083
     9/30/02                   $14,930                       $18,537
    10/31/02                   $14,720                       $18,190
    11/30/02                   $14,684                       $18,126
    12/31/02                   $14,964                       $18,525
     1/31/03                   $14,944                       $18,490
     2/28/03                   $15,125                       $18,766
     3/31/03                   $15,162                       $18,819
     4/30/03                   $15,269                       $18,988
     5/31/03                   $15,551                       $19,470
     6/30/03                   $15,496                       $19,363
     7/31/03                   $15,088                       $18,588
     8/31/03                   $15,178                       $18,740
     9/30/03                   $15,489                       $19,332
    10/31/03                   $15,432                       $19,255
    11/30/03                   $15,552                       $19,509
    12/31/03                   $15,657                       $19,696

*<F1>  June 13, 1994 inception date.
..
Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Lehman 20-Year Municipal Bond Index is a broad-based index containing more than 4,900 issues with maturities ranging from 17-22 years. The issues comprising the index are those with a total issue size of $50 million or more. The average quality rating of the municipal bonds included in the Index is "AA." The Index does not reflect any sales charges or other fees and expenses which you would pay if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

Class A shares of the Wisconsin Tax-Exempt Fund had a total return of 4.63% (at
NAV) for the year ended December 31, 2003, compared to 6.33% for the Lehman 20-year Municipal Bond Index. Excluding Fund operating expenses and transaction costs, the difference in performance between the Fund and its benchmark was primarily due to the Fund's being shorter on the yield curve, and the fact that the benchmark is a national index versus the state-specific nature of the Wisconsin Tax-Exempt Fund.

The Fund's Morningstar Municipal Single State Long peer group of approximately 122 funds had a total return of 4.67% for the year ended December 31, 2003. The Lehman General Obligation (GO) Bond Index returned 5.09% over the same time period, slightly behind the Lehman Municipal Index at 5.31%. Over the same period, the Lehman Insured Bond Index returned 5.65% or 34 basis points over the broad municipal market.

During the last 12 months, trading activity focused on multiple goals, most important of which was increasing credit quality, shortening duration and facilitating Fund growth. As of December 31, 2003, approximately two-thirds of the Fund's holdings carried an investment-grade rating, with 53.99% of the Fund being in the highest AAA-AA categories. Another 15.28% are in the A-BBB categories. Of the remaining 30.73% in "non-rated" issues, approximately half are credit-enhanced by insurance, lines of credit or government collateral or have been pre-refunded. In addition, although 78.9% of the Fund's assets are represented by holdings in Wisconsin issues, the Fund benefits from a broad sector distribution and has over 200 individual security positions. We continue the ongoing repositioning of the Fund to improve credit quality and reduce holdings subject to AMT (alternative minimum tax). Positions subject to AMT as of December 31, 2003 represented 5.40% of the Fund, down from 7.25% as of a year ago.

The Fund's duration was approximately 6.23 years at December 31, 2003, down from a duration of 7.37 years at December 31, 2002 and significantly less than the Lehman 20-year Municipal Bond Index at 10.84 years. Duration, a measure of risk in a bond portfolio, measures the sensitivity of a bond portfolio's market value to changes in interest rates. When interest rates rise, the value of a bond goes down, and vice versa, and bonds with shorter durations are less sensitive to interest rate fluctuations. The duration was shortened as a conscious decision given the recent low interest rate environment. This was accomplished primarily through the addition of variable-rate bond holdings in the Fund that should benefit from an increase in short term interest rates. A shorter duration should prove to be more advantageous if an environment of rising interest rates were to occur in the months ahead. The Fund's shorter duration assisted in maintaining a desirable income level with less volatility when compared to the Lehman Insured Bond Index and its Morningstar peer group. The average life is approximately 7.49 years.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the North Track Wisconsin Tax-Exempt Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003

                                                                                               PRINCIPAL
     DESCRIPTION                                                                                 AMOUNT             VALUE
     -----------                                                                               ---------            -----

LONG-TERM TAX-EXEMPT SECURITIES -- 93.0%

GEORGIA -- 0.4%
   Atlanta, Georgia, New Public Housing Authority, 5.00%, due 05-01-2007                       $  325,000        $    348,205
   Augusta, Georgia, New Public Housing Authority, 3.75%, due 04-01-2007                           75,000              78,946
   Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012                           250,000             267,850

GUAM -- 3.4%
   Guam Power Authority Revenue Bonds, 1999 Series A,
   5.125%, due 10-01-2029                                                                       5,000,000           5,193,900
   5.25%, due 10-01-2009                                                                          250,000             285,630

ILLINOIS -- 0.5%
   Chicago, Illinois, New Public Housing Authority, 3.625%, due 06-01-2006                        515,000             537,990
   Peoria, Illinois, New Public Housing Authority, 5.00%, due 06-01-2012                          300,000             321,420

INDIANA -- 0.0%
   Indianapolis, Indiana, New Public Housing Authority, 4.50%, due 12-01-2005                      45,000              47,605

KANSAS -- 0.2%
   Kansas City, Kansas, New Public Housing Authority, 4.875%, due 02-01-2005                      335,000             347,274

LOUISIANA -- 0.1%
   East Baton Rouge, Louisiana New Public Housing Authority, 3.75%, due 08-01-2005                105,000             108,806

MASSACHUSETTS -- 0.7%
   Massachusetts State Housing Finance Agency, Multi-Family Housing Bonds, First Issue,
   1979 Series A, (Escrowed to Maturity) 7.00%, due 04-01-2021                                    860,000           1,136,051

MINNESOTA -- 0.0%
   Moorhead, Minnesota, New Public Housing Authority, 4.875%, due 05-01-2005                       50,000              52,256

NEVADA -- 0.2%
   Las Vegas, Nevada, New Public Housing Authority, 5.00%, due 01-01-2012                         255,000             273,207

NEW JERSEY -- 0.4%
   Newark, New Jersey, New Public Housing Authority,
   5.25%, due 04-01-2009                                                                          285,000             305,349
   4.50%, due 04-01-2008                                                                          250,000             267,850

NEW YORK -- 0.3%
   New York, New York, New Public Housing Authority,
   5.00%, due 01-01-2012                                                                          200,000             214,280
   5.375%, due 01-01-2012                                                                         200,000             214,280
   5.00%, due 01-01-2010                                                                           20,000              21,428

NORTH CAROLINA -- 0.4%
   Durham, North Carolina, New Public Housing Authority, 5.00%, due 02-01-2012                    400,000             428,560
   Mount Airy, North Carolina, New Public Housing Authority, 3.75%, due 10-01-2004                270,000             275,408

NORTH DAKOTA -- 0.3%
   Burleigh County, North Dakota, New Public Housing Authority,
   4.875%, due 01-01-2010                                                                         185,000             198,209
   4.875%, due 01-01-2009                                                                         200,000             214,280

N MARIANA ISLANDS -- 0.1%
   Commonwealth of the Northern Mariana Islands General Obligation Bonds,
   Series 1999A, (Public School System Projects), 5.125%, due 10-01-2008                          100,000             111,054

OHIO -- 0.9%
   Youngstown, Ohio, New Public Housing Authority,
   5.00%, due 05-01-2012                                                                          300,000             321,420
   5.00%, due 05-01-2011                                                                          500,000             535,700
   4.875%, due 05-01-2010                                                                         200,000             214,280
   4.875%, due 05-01-2009                                                                         250,000             267,850
   4.875%, due 05-01-2004                                                                         135,000             136,662

PENNSYLVANIA -- 0.4%
   Allentown, Pennsylvania, New Public Housing Authority, 4.875%, due 05-01-2011                  270,000             289,278

   Clinton County, Pennsylvania, New Public Housing Authority, 5.25%, due 11-01-2007              200,000             214,280

   Lackawanna County, Pennsylvania, New Public Housing Authority, 5.75%, due 05-01-2005           100,000             105,651

   York, Pennsylvania, New Public Housing Authority, 5.00%, due 08-01-2005                        100,000             105,552

PUERTO RICO -- 3.6%
   Commonwealth of Puerto Rico Public Improvement Revenue Refunding,
   5.125%, due 07-01-2030                                                                       2,085,000           2,171,152
   5.25%, due 07-01-2027                                                                        1,960,000           2,073,072

   Commonwealth of Puerto Rico, General Obligation Unlimited,
   5.375%, prerefunded 07-01-2007 at 101.50                                                       340,000             385,312
   5.00%, prerefunded 07-01-2008 at 101                                                         1,150,000           1,298,845

SOUTH CAROLINA -- 0.1%
   Marion, South Carolina, New Public Housing Authority, 4.875%, due 09-01-2010                   200,000             214,280

TENNESSEE -- 0.1%
   Nashville, Tennessee, New Public Housing Authority, 5.00%, due 08-01-2010                      190,000             203,566

TEXAS -- 0.4%
   Waco, Texas, New Public Housing Authority,
   4.875%, due 12-01-2012                                                                         200,000             214,280
   4.875%, due 12-01-2009                                                                         340,000             364,276

VIRGIN ISLANDS -- 1.6%
   Virgin Islands Water and Power Authority Revenue Bonds Water System Revenue Refunding,
   5.25%, due 07-01-2012                                                                          255,000             286,911

   Virgin Islands Water and Power Authority Revenue Bonds Electric System Revenue,
   5.00%, due 07-01-2010                                                                          470,000             533,934
   5.00%, due 07-01-2009                                                                        1,500,000           1,698,300

WISCONSIN -- 78.9%
   Appleton, Wisconsin Redevelopment Authority Fox Cities Performing Arts Project,
   4.85%, due 09-01-2019                                                                          435,000             449,033
   4.75%, due 09-01-2017                                                                          360,000             373,810

   Ashland, Wisconsin Housing Authority Student Housing Revenue, Northland College Project,
   5.10%, due 04-01-2018                                                                          500,000             503,640

   Ashwaubenon, Wisconsin Community Development Authority Lease Revenue,
   Arena Project, Series A,
   5.80%, prerefunded 06-01-2009 at 100                                                         1,320,000           1,538,830
   5.70%, prerefunded 06-01-2009 at 100                                                           230,000             266,975

   Ashwaubenon, Wisconsin Community Development Authority Revenue Refunding,
   Arena Project,
   5.00%, due 06-01-2023                                                                          900,000             926,856
   5.20%, due 06-01-2022                                                                          500,000             529,360
   5.05%, due 06-01-2019                                                                        1,000,000           1,067,130
   4.70%, due 06-01-2015                                                                          500,000             532,955

   Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
   dated 08-01-1999,
   5.125%, due 06-01-2019                                                                       1,595,000           1,688,898
   5.10%, due 06-01-2017                                                                        2,430,000           2,599,468
   5.00%, due 06-01-2014                                                                          215,000             230,256

   Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
   dated 11-01-2003,
   3.65%, due 06-01-2013                                                                          200,000             201,332
   3.30%, due 06-01-2011                                                                          175,000             175,579
   3.00%, due 06-01-2010                                                                          125,000             124,769

   Eau Claire, Wisconsin Housing Authority Housing Revenue Refunding,
   London Hill Townhouses Project, Series A, 6.25%, due 05-01-2015                                685,000             685,973

   Glendale, Wisconsin Community Development Authority Lease
   Revenue, Tax Increment District No. 7, Series A,
   5.40%, prerefunded 09-01-2008 at 100                                                         3,250,000           3,672,110
   5.30%, prerefunded 09-01-2008 at 100                                                           100,000             112,551

   Glendale, Wisconsin Community Development Authority Lease
   Revenue, Tax Increment District No. 7,
   4.875%, due 09-01-2019                                                                       1,000,000           1,030,590
   4.75%, due 09-01-2017                                                                        1,250,000           1,293,800
   4.55%, due 09-01-2014                                                                        1,000,000           1,046,880

   Glendale, Wisconsin Community Development Authority Lease
   Revenue Refunding, Tax Increment District No. 7,
   4.50%, due 09-01-2018                                                                        2,000,000           2,027,500
   4.35%, due 09-01-2016                                                                        1,000,000           1,017,490

   Glendale, Wisconsin Community Development Authority Lease Revenue Refunding,
   Tax Increment District No. 6, 5.00%, due 10-01-2018                                             50,000              52,418

   Grant County, Wisconsin Housing Authority Revenue Refunding, Orchard Manor Project,
   5.35%, due 07-01-2026                                                                        1,000,000           1,007,000
   5.25%, due 07-01-2018                                                                          500,000             511,815

   Green Bay/Brown County Professional Football Stadium
   District Sales Tax Revenue, Lambeau Field Renovation Project,
   5.00%, due 02-01-2019                                                                        2,500,000           2,625,850
   4.90%, due 02-01-2016                                                                        1,000,000           1,061,900
   4.85%, due 02-01-2015                                                                        1,000,000           1,067,120

   Green Bay, Wisconsin Housing Authority Housing Revenue Refunding Student Housing,
   University Village Housing, Inc. Project, 6.00%, due 04-01-2017                                150,000             150,990

   Green Bay, Wisconsin Redevelopment Authority Lease Revenue,
   Convention Center Project, Series A, 5.10%, due 06-01-2029                                   1,000,000           1,020,470

   Green Bay, Wisconsin Redevelopment Authority Revenue, Bellin Memorial
   Hospital Project, Series A, 5.50%, due 02-15-2021                                              400,000             401,572

   Hartford, Wisconsin Community Development Authority Community Development Lease Revenue,
   6.10%, due 12-01-2008                                                                          225,000             234,972
   6.00%, due 12-01-2007                                                                          210,000             219,118
   5.90%, due 12-01-2006                                                                          200,000             208,506
   5.80%, due 12-01-2005                                                                          200,000             208,326

   Jackson, Wisconsin Community Development Authority Revenue Refunding,
   5.10%, due 12-01-2017                                                                          725,000             733,105
   4.90%, due 12-01-2013                                                                          100,000             105,910

   Kenosha, Wisconsin Housing Authority Multifamily Housing Revenue,
   GNMA Collateralized, Villa Ciera Project, Series A, 6.00%, due 11-20-2041                    1,000,000           1,042,850

   LaCrosse, Wisconsin Housing Authority Revenue Refunding, 1st Mortgage,
   The Ping Manor Project,
   6.375%, due 04-01-2012                                                                       1,100,000           1,101,309
   6.00%, due 04-01-2005                                                                          240,000             240,252

   Lake Delton, Wisconsin, Community Development Authority Multifamily Revenue,
   GNMA Collateralized, Woodland Park Project, 5.40%, due 02-20-2043                              750,000             767,520

   Little Chute, Wisconsin Community Development Authority Lease Revenue,
   5.625%, due 03-01-2019                                                                         500,000             518,140

   Madison, Wisconsin Community Development Authority Revenue Quarters, 2nd Mortgage,
   5.875%, (variable after 07-01-2011), due 07-01-2016                                            230,000             219,133

   Madison, Wisconsin Community Development Authority Student Housing Revenue,
   Edgewood College Project, 6.25%, due 04-01-2014                                              1,435,000           1,444,084

   Madison, Wisconsin, Community Development Authority Lease Revenue,
   Monona Terrace Community Project, 6.10%, Prerefunded 03-01-2005 at 100                       1,000,000           1,056,980

   Madison, Wisconsin Community Development Authority Revenue, Meriter
   Retirement Services, Inc. Project, 6.125%, due 12-01-2019                                    1,500,000           1,502,415

   Madison, Wisconsin Community Development Authority Revenue, Fluno Center Project,
   5.00%, due 11-01-2020                                                                        3,050,000           3,166,540

   Middleton, Wisconsin Community Development Authority Lease Revenue, Series A,
   4.55%, due 10-01-2018                                                                          500,000             516,100
   4.35%, due 10-01-2017                                                                        1,630,000           1,670,799
   2.90%, due 10-01-2007                                                                          100,000             102,279

   Milwaukee, Wisconsin Housing Authority Mortgage Revenue Refunding, FHA,
   Renaissance Apartments Project, Series A, 5.25%, due 01-01-2025                              1,270,000           1,272,032

   Milwaukee, Wisconsin Redevelopment Authority Development
   Revenue Refunding, 2430 West Wisconsin Avenue Project,
   3.60%, due 03-01-2014                                                                          310,000             308,038
   3.50%, due 03-01-2013                                                                          645,000             642,672
   3.40%, due 03-01-2012                                                                          480,000             480,178
   3.25%, due 03-01-2011                                                                          500,000             501,580
   3.00%, due 03-01-2010                                                                          230,000             231,125

   Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding YMCA
   of Metropolitan Milwaukee Inc. Project, 5.10%, due 12-01-2023                                1,000,000           1,016,920

   Milwaukee, Wisconsin Redevelopment Authority
   Development Revenue Refunding Marquette University Project,
   4.35%, due 11-01-2018                                                                          500,000             508,150
   4.25%, due 11-01-2017                                                                        1,000,000           1,015,640
   4.15%, due 11-01-2016                                                                        1,275,000           1,295,030

   Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
   Schlitz Park Project, Series A, 5.50%, due 01-01-2017                                        3,055,000           2,929,531

   Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
   Schlitz Park Project, Series B, 5.60%, due 01-01-2015                                        2,500,000           2,519,675

   Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of Greater
   Milwaukee Project, Series A,
   5.30%, due 06-01-2029                                                                        1,800,000           1,826,244
   5.25%, due 06-01-2019                                                                          430,000             437,620

   Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of Greater
   Milwaukee Project, Series B,
   5.20%, due 06-01-2029                                                                          355,000             360,201
   5.15%, due 06-01-2019                                                                          200,000             204,310

   Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
   4.95%, due 08-01-2020                                                                        1,250,000           1,311,962
   4.85%, due 08-01-2017                                                                          500,000             527,215
   4.80%, due 08-01-2016                                                                          500,000             530,635
   4.70%, due 08-01-2015                                                                          500,000             526,705

   Milwaukee, Wisconsin, Redevelopment Authority Milwaukee School of Engineering
   Project, Series B, 3.50%, due 07-01-2009                                                       250,000             259,897

   Milwaukee, Wisconsin, Redevelopment Authority Revenue Bonds, Milwaukee Public
   Schools-Neighborhood Schools Initiative,
   4.125%, due 08-01-2018                                                                       2,000,000           1,999,800
   4.10%, due 08-01-2017                                                                        1,000,000           1,005,030
   4.00%, due 08-01-2016                                                                        1,000,000           1,005,060
   3.80%, due 08-01-2014                                                                        1,000,000           1,009,950
   3.65%, due 08-01-2013                                                                        2,000,000           2,016,800
   3.25%, due 08-01-2011                                                                        1,000,000           1,001,400

   Muskego Wisconsin Community Development Authority Community Development
   Lease Revenue, Series 2003,
   4.00%, due 06-01-2018                                                                           75,000              71,563
   3.90%, due 06-01-2017                                                                          110,000             105,119
   3.80%, due 06-01-2016                                                                          100,000              95,726

   New Berlin Wisconsin Housing Authority Revenue Capital Appreciation,
   Apple Glen Project, Series A,
   Zero %, due 05-01-2010                                                                          70,000              48,653
   Zero %, due 11-01-2009                                                                          65,000              46,841
   Zero %, due 05-01-2009                                                                          70,000              51,884
   Zero %, due 11-01-2007                                                                          65,000              53,546
   Zero %, due 05-01-2007                                                                          70,000              59,147

   New Berlin, Wisconsin Housing Authority Revenue Refunding, Apple Glen Project, Series A,
   6.70%, due 11-01-2017                                                                        1,210,000           1,213,836

   Oak Creek, Wisconsin Housing Authority Revenue Refunding, Wood Creek Project,
   5.625%, due 07-20-2029                                                                       2,205,000           2,206,499
   5.50%, due 07-20-2019                                                                        1,000,000           1,000,720

   Oak Creek, Wisconsin Housing Authority Revenue Capital Appreciation, Wood Creek Project,
   Zero %, due 01-20-2014                                                                          60,000              34,495
   Zero %, due 07-20-2013                                                                         125,000              74,157
   Zero %, due 01-20-2013                                                                         125,000              76,337
   Zero %, due 01-20-2012                                                                          65,000              41,928
   Zero %, due 07-20-2011                                                                         125,000              83,166
   Zero %, due 01-20-2011                                                                         125,000              85,404
   Zero %, due 07-20-2007                                                                          50,000              41,501

   Oak Creek, Wisconsin Housing Authority Revenue Refunding, FHA,
   County Oaks II Project, Series A,
   6.30%, due 08-01-2028                                                                        3,955,000           4,095,956
   6.20%, due 08-01-2017                                                                        1,440,000           1,493,266
   6.00%, due 08-01-2010                                                                           80,000              83,390

   Oconto Falls, Wisconsin Community Development Authority Revenue, Oconto Falls
   Tissue, Inc. Project, 7.75%, due 12-01-2022                                                    800,000             603,912

   Oconto Falls, Wisconsin Community Development
   Authority Development Revenue, 8.125%, due 12-01-2022                                        1,400,000           1,098,846

   Onalaska, Wisconsin, Community Development Authority Lease Revenue,
   4.15%, due 10-01-2016                                                                          200,000             205,556
   4.00%, due 10-01-2015                                                                          100,000             103,048
   3.90%, due 10-01-2014                                                                          100,000             103,398
   3.65%, due 10-01-2012                                                                          100,000             103,046

   Oshkosh, Wisconsin Housing Authority Revenue, GNMA Collateralized,
   VNA Assisted  Living Inc. Project,
   5.75%, due 09-20-2038                                                                        1,260,000           1,289,056
   5.45%, due 09-20-2017                                                                          125,000             128,424

   Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding, GNMA Collateralized,
   Lake Shore Apartments Project, Series A, 5.10%, due 11-20-2026                               1,000,000           1,007,730

   Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding,
   4.70%, due 09-01-2012                                                                          400,000             414,916

   Southeast Wisconsin Professional Baseball Park District
   League Capital Appreciation Certificate of Participation,
   Zero %, due 12-15-2017                                                                       1,000,000             550,330
   Zero %, due 12-15-2015                                                                         970,000             596,036

   Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, Series 1996,
   5.80%, prerefunded 03-13-2007 at 101                                                           115,000             129,981
   5.75%, prerefunded 03-13-2007 at 101                                                         2,420,000           2,731,527
   5.45%, prerefunded 03-13-2007 at 101                                                            50,000              55,965

   Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding, Series A,
   5.50%, due 12-15-2026                                                                        2,165,000           2,449,892
   5.50%, due 12-15-2018                                                                          250,000             291,248

   Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
   Junior Lien, Series B 5.50%, due 12-15-2009                                                    615,000             707,441

   Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
   5.875%, prerefunded 12-15-2009 at 100                                                          135,000             159,193
   6.10%, prerefunded 12-15-2004 at 100                                                         3,000,000           3,141,570

   Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series A,
   5.20%, due 10-01-2021                                                                        1,000,000           1,043,410

   Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series B-ACA-CBI,
   5.15%, due 10-01-2020                                                                          500,000             521,080
   5.00%, due 10-01-2017                                                                        1,000,000           1,040,570

   Sturtevant, Wisconsin Community Development Redevelopment Lease Revenue,
   6.30%, prerefunded 12-01-2004 at 100                                                            50,000              52,305

   Sun Prairie, Wisconsin Community Development Authority Lease Revenue, Series 2003,
   4.50%, due 08-01-2021                                                                          150,000             152,023
   4-40%, due 08-01-2020                                                                          150,000             152,034

   Sussex, Wisconsin Community Development Authority Revenue,
   6.10%, prerefunded 04-01-2015 at 100                                                           600,000             635,874

   Verona, Wisconsin Community Development Authority Lease Revenue Series A,
   5.50%, due 06-01-2017                                                                          445,000             464,438

   Verona, Wisconsin (Dane County), Community Development
   Authority Community Development Lease Revenue,
   4.25%, due 12-01-2021                                                                           50,000              48,711
   4.20%, due 12-01-2020                                                                           50,000              48,694
   4.00%, due 12-01-2018                                                                           50,000              48,620
   3.90%, due 12-01-2017                                                                          100,000              97,354
   3.80%, due 12-01-2016                                                                          100,000              97,477

   Walworth County, Wisconsin Housing Authority Housing Revenue, FHA,
   Kiwanis Heritage Senior Apartments Project, 5.70%, due 03-01-2039                              460,000             471,058

   Watertown, Wisconsin Community Development Authority Redevelopment Lease Revenue,
   Series A, 5.00%, due 05-01-2018                                                                750,000             775,493

   Waukesha, Wisconsin Housing Authority Revenue Refunding, Oak Hills Terrace Project,
   5.45%, due 06-01-2027                                                                        2,000,000           2,016,760

   Waukesha, Wisconsin Redevelopment Authority Development Revenue, GNMA Collateralized,
   Avalon Square, Inc. Project, 5.00%, due 06-20-2021                                           1,000,000           1,032,520

   Waupaca, Wisconsin, Community Development Authority, Lease Revenue, Series 2003A,
   4.50%, due 04-01-2017                                                                          200,000             203,678
   4.40%, due 04-01-2016                                                                          200,000             203,696
   4.20%, due 04-01-2014                                                                          100,000             102,412

   Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
   Refunding, Hawthorne Terrace Project, Series A,
   Zero %, due 11-01-2010                                                                         100,000              68,753
   Zero %, due 05-01-2010                                                                         105,000              74,201
   Zero %, due 11-01-2009                                                                         100,000              73,173
   Zero %, due 05-01-2009                                                                         105,000              78,921
   Zero %, due 11-01-2008                                                                         100,000              77,716
   Zero %, due 05-01-2008                                                                         105,000              83,765
   Zero %, due 05-01-2006                                                                         105,000              93,976
   Zero %, due 11-01-2005                                                                         100,000              92,551
   Zero %, due 05-01-2005                                                                          70,000              66,179
   Zero %, due 11-01-2004                                                                         100,000              97,508
   Zero %, due 05-01-2004                                                                         105,000             104,319

   Wauwatosa, Wisconsin Housing Authority Revenue
   Refunding, Hawthorne Terrace Project, Series A,
   6.70%, due 11-01-2022                                                                          550,000             544,714
   6.70%, due 11-01-2019                                                                        1,060,000           1,054,764

   Wauwatosa, Wisconsin Redevelopment Authority Lease Revenue,
   5.65%, due 12-01-2015                                                                          750,000             839,385

   Weston, Wisconsin Community Development Authority Lease Revenue,
   4.45%, due 10-01-2019                                                                          500,000             497,665
   4.35%, due 10-01-2018                                                                          500,000             497,190

   Winnebago County, Wisconsin Housing Authority 1st Mortgage
   Revenue Refunding, Section 8 Assisted Housing Project,
   5.625%, due 05-01-2010                                                                         135,000             130,432
   5.625%, due 05-01-2009                                                                         125,000             121,883
   5.625%, due 05-01-2008                                                                         120,000             117,408
   5.625%, due 05-01-2007                                                                         115,000             114,117
   5.625%, due 05-01-2006                                                                         105,000             104,821
   5.625%, due 05-01-2005                                                                         100,000             100,514

   Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
   7.125%, due 03-01-2022                                                                         380,000             380,574
   6.875%, due 03-01-2012                                                                         180,000             180,263

   Winnebago County, Wisconsin Housing Authority Multifamily Revenue Refunding,
   Neenah-Menasha Ecumenical Retirement Community Project,
   5.60%, due 10-01-2020                                                                          855,000             855,239
   5.50%, due 10-01-2015                                                                          715,000             715,801

   Wisconsin Center District Junior Dedicated Tax Revenue, Series B,
   5.75%, prerefunded 12-15-2006 at 101                                                         3,540,000           3,986,606
   5.70%, prerefunded 12-15-2006 at 101                                                         3,195,000           3,593,512

   Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue,
   Zero %, due 12-15-2026                                                                       2,500,000             768,550

   Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
   5.25%, due 12-15-2023                                                                        1,000,000           1,109,390

   Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue,
   5.00%, due 09-01-2024                                                                          110,000             112,428

   Wisconsin Housing Finance Authority Revenue,
   6.10%, prerefunded 12-01-2017 at 100                                                         1,290,000           1,515,015
   6.10%, prerefunded 12-01-2017 at 100                                                         1,280,000           1,505,459
   Wrightstown, Wisconsin Community Development Authority Revenue,
   6.00%, prerefunded 06-01-2008 at 100                                                           300,000             345,945
                                                                                                                 ------------
Total Long-Term Tax-Exempt Securities (Cost: $144,663,670)                                                        150,926,290
                                                                                                                 ------------

SHORT-TERM TAX-EXEMPT SECURITIES -- 6.0%

DEMAND NOTES -- 5.7%
   Green Bay, Wisconsin, Redevelopment Authority Revenue Bellin Memorial Hospital, Series B,
   1.26%, Weekly Reset, due 02-15-2031                                                          1,775,000           1,775,000

   Green Bay/Brown County Wisconsin, Professional Football Stadium District Wisconsin
   Sales Tax Revenue, (Lambeau Field Renovation Project), Series B,
   1.18%, Weekly Reset, due 02-01-2029                                                             20,000              20,000
   1.18%, Weekly Reset, due 02-01-2030                                                             95,000              95,000
   1.18%, Weekly Reset, due 02-01-2031                                                            885,000             885,000

   Milwaukee, Wisconsin Redevelopment Authority Development Revenue, American
   Society for Quality, 1.33%, Weekly Reset, due 05-01-2036                                     2,055,000           2,055,000

   Milwaukee, Wisconsin Redevelopment Authority Revenue, Wisconsin
   Humane Society, Inc. Project, 1.35%, Weekly Reset, due 03-01-2019                              700,000             700,000

   Milwaukee, Wisconsin Redevelopment Authority Development
   Revenue, Kennedy II Assoc. Ltd., 1.20%, Semiannual Reset, due 12-01-2010                       865,000             865,000

   Milwaukee, Wisconsin Redevelopment Authority Development Revenue,
   Library Hill Project, 1.28%, Weekly Reset, due 08-01-2023                                    1,080,000           1,080,000

   Waukesha, Wisconsin Housing Authority Multifamily Revenue Refunding,
   Park Place Apartments Project, 1.33%, Weekly Reset, due 02-01-2026                             770,000             770,000

   Waukesha, Wisconsin Redevelopment Authority Revenue Womens Center, Inc. Project,
   1.38%, Weekly Reset, due 03-01-2033                                                          1,000,000           1,000,000
                                                                                                                 ------------
Total Demand Notes                                                                                                  9,245,000
                                                                                                                 ------------

MONEY MARKET -- 0.3%
   AIM Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class                            578,267             578,267
                                                                                                                 ------------
Total Short-Term Tax-Exempt Securities (Cost $9,823,267 )                                                           9,823,267
                                                                                                                 ------------
TOTAL INVESTMENTS -- 99.0%                                                                                        160,749,557
OTHER ASSETS, LESS OTHER LIABILITIES -- 1.0%                                                                        1,573,700
                                                                                                                 ------------
NET ASSETS -- 100.0%                                                                                             $162,323,257
                                                                                                                 ------------
                                                                                                                 ------------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

ASSETS:
Investments:
   Cost basis of investments                                      $154,486,937
                                                                  ------------
                                                                  ------------
   Long-term investments in securities                            $150,926,290
   Short-term investments                                            9,823,267
                                                                  ------------
       Total investments                                           160,749,557
                                                                  ------------

Receivables:
   Capital shares sold                                                 190,080
   Interest                                                          1,779,497
   Due from advisor                                                     19,890
                                                                  ------------
       Total receivables                                             1,989,467
Other assets                                                            10,435
                                                                  ------------
       Total assets                                               $162,749,459
                                                                  ------------
                                                                  ------------

LIABILITIES:
Payables:
   Capital shares redeemed                                        $     15,175
   Distributions to shareholders                                       132,332
   Management fees                                                      67,357
   Administration fees                                                  13,471
   Distribution and shareholder servicing fees                         102,183
   Investments purchased                                                69,860
   Other accrued expenses                                               25,824
                                                                  ------------
       Total liabilities                                               426,202
                                                                  ------------
       Net assets                                                 $162,323,257
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
Capital stock                                                     $161,230,743
Undistributed net investment income                                     26,202
Accumulated net realized losses on investments                      (5,196,308)
Net unrealized appreciation on investments                           6,262,620
                                                                  ------------
       Total net assets                                           $162,323,257
                                                                  ------------
                                                                  ------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
   Class A
       Net Asset Value                                            $156,646,978
       Shares Outstanding                                           14,891,710
       Redemption and Reinvestment Price                          $      10.52
       Offering Price                                             $      10.90
                                                                  ------------
                                                                  ------------
   Class B
       Net Asset Value                                            $  2,939,805
       Shares Outstanding                                              279,350
       Offering, Redemption and Reinvestment Price                $      10.52
                                                                  ------------
                                                                  ------------
   Class C
       Net Asset Value                                            $  2,736,474
       Shares Outstanding                                              260,172
       Offering, Redemption and Reinvestment Price                $      10.52
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Interest                                                            $7,337,561
                                                                    ----------
          Total investment income                                    7,337,561
                                                                    ----------

EXPENSES:
Investment advisory fees                                               767,154
Custodian fees                                                          16,921
Transfer agent fees                                                    115,027
Accounting fees                                                         79,246
Distribution and
shareholder servicing fees
     Class A                                                           375,492
     Class B                                                            16,536
     Class C                                                            17,112
Professional fees                                                       41,708
Registration                                                             2,495
Communication                                                           22,520
Director fees                                                           31,721
Administration fees                                                    153,430
Other                                                                   41,346
                                                                    ----------
          Total expenses                                             1,680,708
Less advisor reimbursement                                            (120,194)
                                                                    ----------
          Net expenses                                               1,560,514
                                                                    ----------
NET INVESTMENT INCOME                                                5,777,047
                                                                    ----------
NET REALIZED GAINS ON INVESTMENTS                                      341,616
CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                       737,726
                                                                    ----------
          Net gain on investments                                    1,079,342
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $6,856,389
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE        FOR THE
                                                     YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,   DECEMBER 31,
                                                        2003           2002
                                                    ------------   ------------
OPERATIONS:
Net investment income                              $  5,777,047   $  2,765,216
Net realized gains on investments                       341,616         58,201
Change in unrealized appreciation on investments        737,726      4,982,082
                                                   ------------   ------------
   Net increase in net assets
     resulting from operations                        6,856,389      7,805,499
                                                   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class A                                           (5,663,711)    (2,759,646)
   Class B                                              (47,833)            --
   Class C                                              (49,851)            --
                                                   ------------   ------------
       Total distributions                           (5,761,395)    (2,759,646)
                                                   ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                          34,153,988     13,612,473
Proceeds from merger                                         --     83,982,614
Net asset value of shares issued in distributions     4,109,960      1,914,680
Cost of shares redeemed                             (22,982,434)   (11,554,137)
                                                   ------------   ------------
       Net increase in net assets
         from capital share transactions             15,281,514     87,955,630
                                                   ------------   ------------
       Total increase                                16,376,508     93,001,483

NET ASSETS:
Balance at beginning of period                      145,946,749     52,945,266
                                                   ------------   ------------
Balance at end of period                           $162,323,257   $145,946,749
                                                   ------------   ------------
                                                   ------------   ------------

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                       WISCONSIN TAX-EXEMPT FUND - CLASS A

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Wisconsin Tax-Exempt Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
                                                               ----           ----           ----           ----           ----
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.44         $ 9.94         $ 9.91         $ 9.45         $10.27

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         .40            .40            .42            .44            .45
   Net realized and unrealized
     gains (losses) on investments                               .07            .50            .03            .46           (.82)
                                                              ------         ------         ------         ------         ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                .47            .90            .45            .90           (.37)
                                                              ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                         (.39)          (.40)          (.42)          (.44)          (.45)
                                                              ------         ------         ------         ------         ------
   TOTAL DISTRIBUTIONS                                          (.39)          (.40)          (.42)          (.44)          (.45)
                                                              ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                                $10.52         $10.44         $ 9.94         $ 9.91         $ 9.45
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------

TOTAL RETURN *<F2>                                             4.63%          9.26%          4.56%          9.74%         (3.75%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)             $156,647       $145,947        $52,945        $52,116        $52,320
Ratio of expenses to average net assets                        1.00%          1.10%          1.15%          1.05%          0.90%
Ratio of expenses to average net assets
  prior to reimbursements                                      1.07%          1.10%          1.15%          1.09%          1.00%
Ratio of net investment income to average net assets           3.77%          4.03%          4.14%          4.57%          4.50%
Ratio of net investment income to average net assets
  prior to reimbursements                                      3.70%          4.03%          4.14%          4.53%          4.40%
Portfolio turnover rate                                       11.06%          8.02%          6.31%          5.89%         15.20%

*<F2> The Fund's sales charge is not reflected in total return as set forth in the table.

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                       WISCONSIN TAX-EXEMPT FUND - CLASS B

                              FINANCIAL HIGHLIGHTS

                                                           For the period from
                                                             January 6, 2003
                                                             (commencement of
                                                           operations) through
                                                               December 31,
                                                                   2003
                                                           -------------------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.39

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                                              .32
  Net Realized and Unrealized Gains on Investments                   .12
                                                                  ------
  TOTAL FROM INVESTMENT OPERATIONS                                   .44
                                                                  ------

LESS DISTRIBUTIONS:
  Dividends from net investment income                              (.31)
                                                                  ------
  TOTAL DISTRIBUTIONS                                               (.31)
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $10.52
                                                                  ------
                                                                  ------

TOTAL RETURN**<F4>                                                 4.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)                   $2,940
Ratio of expenses to average net assets                            1.74%*<F3>
Ratio of expenses to average net assets prior to reimbursements    1.85%*<F3>
Ratio of net investment income to average net assets               2.93%*<F3>
Ratio of net investment income to average
  net assets prior to reimbursements                               2.82%*<F3>
Portfolio turnover rate                                           11.06%++<F5>

  *<F3>   Annualized
 **<F4> The Fund's sales charge is not reflected in total return as set forth in the table. Total return is not annualized.
 ++<F5>   Not annualized

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                       WISCONSIN TAX-EXEMPT FUND - CLASS C

                              FINANCIAL HIGHLIGHTS

                                                           For the period from
                                                             January 6, 2003
                                                             (commencement of
                                                           operations) through
                                                               December 31,
                                                                   2003
                                                           -------------------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.39

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                                              .32
  Net Realized and Unrealized Gains on Investments                   .12
                                                                  ------
  TOTAL FROM INVESTMENT OPERATIONS                                   .44
                                                                  ------

LESS DISTRIBUTIONS:
  Dividends from net investment income                              (.31)
                                                                  ------
  TOTAL DISTRIBUTIONS                                               (.31)
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $10.52
                                                                  ------
                                                                  ------

TOTAL RETURN**<F7>                                                 4.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)                   $2,736
Ratio of expenses to average net assets                            1.74%*<F6>
Ratio of expenses to average net assets prior to reimbursements    1.85%*<F6>
Ratio of net investment income to average net assets               2.94%*<F6>
Ratio of net investment income to average
  net assets prior to reimbursements                               2.83%*<F6>
Portfolio turnover rate                                           11.06%++<F8>

  *<F6>   Annualized
 **<F7> The Fund's sales charge is not reflected in total return as set forth in the table. Total return is not annualized.
 ++<F8>   Not annualized

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES --

     North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with 10 funds: Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P 100 Index Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund and Cash Reserve Fund. This report presents information only for the Wisconsin Tax-Exempt Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

     The following is a summary of the significant accounting policies of the Fund.

     (a)  Security Valuation

          Tax exempt securities are valued daily using quotations provided by an independent pricing service. When in the judgment of the pricing service quoted prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by North Track's Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Fund's securities). Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost which approximates fair value.

     (b)  Security Transactions

          Security transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. Realized gains and losses on security sales are computed on the identified cost basis. Interest income is recorded on the accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security.

     (c)  Federal Income Taxes

          Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all income to its shareholders and otherwise to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 2003, the Fund had Federal income tax capital loss carryforwards of $368,581 expiring in 2006, $2,809,508 expiring in 2007, $782,415 expiring in 2008 and $1,235,804 expiring in 2009. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

          The character of distributions made during the year from net investment income or net realized gains for financial purposes may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          At December 31, 2003, the Fund has no distributable earnings on a tax basis. In 2003, the tax character of distributions included $9,144 of ordinary income.

          The Fund designated 99.84% of income distributions paid during the year ended December 31, 2003 as a tax-exempt income distribution.

     (d)  Expense Allocation

          Expenses associated with a specific North Track fund are accrued to that fund. Common expenses are allocated between the funds based upon the ratio of the net assets of each fund to the combined net assets of the funds, or other equitable means. Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

     (e)  Distributions to Shareholders

          Dividends from net investment income of the Fund are declared daily and paid monthly. Generally, payment is made or reinvestment is credited to shareholder accounts as of the last business day of the month.

     (f)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES -

     North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of North Track are affiliated), to serve as the investment advisor for the Fund. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, the Fund pays BCZ a monthly fee based upon the average daily net assets of the Fund at the rate of .50% of the first $250,000,000 of the Fund's average daily net assets, and .40% of the Fund's average daily net assets in excess of $250,000,000. BCZ has contractually agreed to waive fees or reimburse expenses through April 30, 2004 in order to limit total expenses to 1.00% of average daily net assets for Class A shares and 1.75% for Class B and Class C shares.

     North Track has an Administration Agreement with BCZ to provide administrative services to the Fund. Under the Administration Agreement the Fund pays BCZ a monthly fee based on .10% of the Fund's average daily net assets.

     North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and securities pricing services to the Fund. Under the Accounting and Pricing Agreement the Fund pays BCZ a monthly fee based on a $13,000 annual base fee plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets and .01% of the next $300 million of average daily net assets.

     The Fund has a Distribution Plan (the "Plan") with BCZ with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly the Fund makes payments to BCZ at an annual rate of .25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. The payments provide compensation for distribution and servicing expenses which include, but are not limited to, payments to broker dealers that have entered into sales agreements with respect to shares of the Fund. Fees incurred under the Plan during the year ended December 31, 2003 are detailed in the Statement of Operations. A total of $174,192 was retained by BCZ as distributor or paid to BCZ as a broker dealer distributing the Fund. The fees for these services are reflected in the Statement of Operations.

3.   INVESTMENT TRANSACTIONS --

     Purchases at cost and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 2003, were $22,808,242 and $15,891,900, respectively.

     Net unrealized appreciation on securities held by the Fund and the total cost of securities (for federal income tax purposes) as of December 31, 2003 was $6,262,620 and $160,749,557, respectively. The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales.

4.   LINE OF CREDIT --

     North Track has available a line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. Total available capacity under the North Track line of credit was $10,600,000 at December 31, 2003. The Fund had no outstanding borrowings at December 31, 2003.

5.   SECURITIES LENDING --

     The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund.
     The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems creditworthy.

     The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral is recorded in the Statements of Operations. During the year ended December 31, 2003, there was no security lending activity for the Fund.

6.   CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are divided into 10 mutual fund series as described in note 1. The authorized shares of common stock may be allocated to any of these funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund.

     (b) Capital share activity for the twelve months ended December 31, 2002 and 2003, was as follows:

                                                                       CLASS B        CLASS C
                                                                        SHARES         SHARES
                                                        CLASS A       (INCEPTION     (INCEPTION
                                                         SHARES        1/6/03)        1/6/03)
                                                        -------       ----------     ----------
     SHARES OUTSTANDING AT DECEMBER 31, 2001            5,327,229
       Shares issued                                    1,325,986
       Shares issued through merger                     8,272,241
       Shares issued in distributions                     186,741
       Shares redeemed                                 (1,129,563)
                                                       ----------

     SHARES OUTSTANDING AT DECEMBER 31, 2002           13,982,634           --             --
       Shares issued                                    2,705,358      282,743        266,768
       Shares issued in distributions                     385,452        2,886          4,173
       Shares redeemed                                 (2,181,734)      (6,279)       (10,769)
                                                       ----------      -------        -------
     SHARES OUTSTANDING AT DECEMBER 31, 2003           14,891,710      279,350        260,172
                                                       ----------      -------        -------
                                                       ----------      -------        -------

     (c) The maximum offering price per Class A share is computed based on a maximum front-end sales charge of 3.50% of the offering price or 3.63% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

     (d) A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from purchase of Class B shares until the redemption. Class B shares convert to Class A shares after eight years.

             YEAR SINCE PURCHASE                              CDSC %
             -------------------                              ------
             One year or less                                   5%
             More than 1 year, but less than 3 years            4%
             3 years, but less than 4 years                     3%
             4 years, but less than 5 years                     2%
             5 years, but less than 6 years                     1%
             Over 6 years                                      None

     (e) A CDSC of 1.00% is imposed on redemptions made in Class C shares within 18 months from the date of purchase.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of North Track Wisconsin Tax-Exempt
Fund:

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of North Track Wisconsin Tax-Exempt Fund (the "Fund") [one of the portfolios constituting North Track Funds, Inc. (the "Company")] as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial highlights for the periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 18, 2002.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Track Wisconsin Tax-Exempt Fund of the North Track Funds, Inc. as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Milwaukee, Wisconsin
February 12, 2004

                                   MANAGEMENT

Under applicable law, the Board of Directors is responsible for management of North Track Funds, Inc. ("North Track") and provides broad supervision over its affairs. The Board of Directors meets regularly to review the Fund's investments, performance and expenses. The Board elects the officers of North Track and hires service providers for each Fund, including the Fund's investment advisor and distributor, B.C. Ziegler and Company ("Ziegler"). The Board annually reviews and considers approval of the continuation of the investment advisory agreement with Ziegler and the Fund's distribution plan, and annually approves the selection of independent public accountants for the Fund. The Board also establishes, monitors and periodically reviews numerous policies and procedures governing the conduct of North Track's business. The policy of North Track is that a majority of its Board of Directors must not be "interested persons" (as defined by the 1940 Act) of North Track or Ziegler. Currently 80% of the directors are independent, i.e., not "interested persons".

The directors and officers of North Track as of December 31, 2003 are listed below, together with their principal occupations during the past five years.
The current Statement of Additional Information for the Funds contains additional information about the directors and officers and is available, without charge, upon request by calling North Track toll free at (800) 826-4600.

                                                                                                       NUMBER OF
                                      TERM OF                                                          NORTH TRACK   OTHER
                         POSITION(S)  OFFICE AND                                                       FUNDS         DIRECTORSHIPS
NAME, ADDRESS            HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)                       OVERSEEN      HELD BY
AND DATE OF BIRTH        NORTH TRACK  TIME SERVED1<F9>   DURING PAST FIVE YEARS                        BY DIRECTOR   DIRECTOR2<F10>
-----------------        -----------  ----------------   ----------------------                        -----------   -------------

INDEPENDENT DIRECTORS:

Marcia L. Wallace        Director     Since 2001         Retired; Senior Vice President in Global      10            None
9247 Blind Pass Road                                     Trust Services and Institutional Custody,
Sarasota, FL 34242                                       First Chicago NBD/Bank One from 1985 to 1999.
Birthdate: 12-2-47

James G. DeJong          Director     Since 2001         President and Managing Shareholder, O'Neil,   10            None
11032 River Trail Road                                   Cannon & Hollman S.C. (law firm) since 1987.
Mequon, WI 53092
Birthdate: 10-18-51

Brian J. Girvan          Director     Since 2003         Partner, Ascent Venture Partners (August      10            None
6 Tucks Point Road                                       2003 - Present); Chief Operating Officer
Manchester-by-the-Sea,                                   and Chief Financial Officer of Argo Global
MA 01944                                                 Capital, LLC (venture capital company) from
Birthdate: 10-20-55                                      2001 to 2003; Senior Vice President and
                                                         Division Executive of Fidelity Investments
                                                         from 1999 to 2001; Senior Vice President
                                                         and Group CFO of Fidelity Investments from
                                                         1998 to 1999.

Cornelia Boyle           Director     Since 2003         Currently Retired; Executive Vice President   10            None
14 Twin Lake Villa Road                                  and Chief Operations Officer of AIG SunAmerica
New London, NH 03257                                     Retirement Markets, Inc., which engages in
Birthdate: 09-23-53                                      variable annuity manufacturing, distribution
                                                         and administration (August 2000 - May 2003);
                                                         and Executive Vice President of Fidelity
                                                         Investments (August 1996 - July 2000).

INTERESTED DIRECTORS AND OFFICERS:

John J. Mulherin3<F11>   Director     Since 2003         President and Chief Executive Officer, The    10            None
250 E. Wisconsin Ave.                                    Ziegler Companies, Inc. since February 2000;
Milwaukee, WI 53202                                      Chief Administrative Officer at Villanova
Birthdate: 5-18-51                                       Capital (asset management group of Nationwide
                                                         Insurance) from June 1999 to February 2000;
                                                         President of National Financial Correspondent
                                                         Services Company, (a clearing subsidiary of
                                                         Fidelity Investments) from November 1997
                                                         to December 1998.

David G. Stoeffel        President    Since 2003         Senior Managing Director and Head of Asset    N/A           N/A
250 E. Wisconsin Ave.                                    Management, B.C. Ziegler and Company since
Milwaukee, WI 53202                                      2003.  Senior Vice President and Director of
Birthdate: 10-20-58                                      Mutual Funds Marketing and Administration,
                                                         Nomura Asset Management U.S.A., Inc. from
                                                         1998 to 2003; Eastern Division Manager for
                                                         Brinson Funds/Funds Distributor from 1997
                                                         to 1998.

James L. Brendemuehl     Senior Vice  Since 1999         Vice President - Mutual Funds, B.C. Ziegler   N/A           N/A
250 E. Wisconsin Ave.    President -                     and Company since 1995.
Milwaukee, WI 53202      Sales
Birthdate: 2-23-46

Franklin P. Ciano        Chief        Since 1996         Manager of North Track Operations, B.C.       N/A           N/A
250 E. Wisconsin Ave.    Financial                       Ziegler and Company since 1996.
Milwaukee, WI 53202      Officer and
Birthdate: 4-26-52       Treasurer

John H. Lauderdale       Senior Vice  Since 1993         Wholesaler, B.C. Ziegler and Company since    N/A           N/A
250 E. Wisconsin Ave.    President -                     1991.
Milwaukee, WI 53202      Marketing
Birthdate: 12-15-65

S. Charles O'Meara       Secretary    Since 2003         General Counsel, Senior Vice President and    N/A           N/A
250 E. Wisconsin Ave.                                    Secretary, The Ziegler Companies, Inc. and
Milwaukee, WI 53202                                      B.C. Ziegler and Company.
Birthdate: 2-13-50

Michael T. Karbouski     Assistant    Since 2003         Vice President, Product Manager, B.C.         N/A           N/A
250 E. Wisconsin Ave.    Treasurer                       Ziegler & Company, since 2000; prior thereto,
Milwaukee, WI 53202                                      Assistant Vice President, US Bancorp Mutual
Birthdate: 3-3-65                                        Fund Services, from 1990 to 2000

1<F9> Officers of North Track serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of North Track serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the Investment Company Act of 1940.
2<F10> Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the Investment Company Act of 1940.
3<F11> Mr. Mulherin is considered to be an "interested person" (as defined in the 1940 Act) of North Track because he is President and Chief Executive Officer of The Ziegler Companies, Inc.

PROXY VOTING POLICY

A copy of the written policies and procedures that North Track uses to determine how to vote proxies relating to portfolio securities held by the Funds is available without charge, upon request, by calling 1-800-826-4600, and on the SEC's website at http://www.sec.gov.

MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

On November 21, 2003 a special meeting of shareholders of the Wisconsin Tax-Exempt Fund (the "Fund") and the other North Track Funds was held upon the presence of a quorum. The matters voted upon at the meeting that are relevant to the Fund included the following:

  1. Election of directors, and

  2. A proposal to redesignate the Fund's investment objective as a non-fundamental policy.

All five of the directors named above (Cornelia Boyle, James G. DeJong, Brian J. Girvan, Marcia L. Wallace and John J. Mulherin) were elected, each having received a plurality of the votes cast.

The shareholders of the Fund approved the redesignation of the Fund's investment objective as a non-fundamental policy.

The specific voting results were as follows:

Election of Directors
---------------------

                               APPROVE                    WITHHELD
                               -------                    --------
Cornelia Boyle             100,710,594.857              1,591,635.925
James G. DeJong            100,763,279.529              1,538,951.253
Brian J. Girvan            100,716,494.364              1,585,736.418
John J. Mulherin           100,676,138.294              1,616,092.488
Marcia L. Wallace          100,754,075.041              1,548,155.741

Proposal to Re-Designate the Fund's Investment Objective as a Non-Fundamental
-----------------------------------------------------------------------------
Policy
------

REQUIRED VOTE        FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
-------------        ---           -------         -------     ----------------
7,522,755.118   7,591,747.857   1,031,329.633    847,038.326    2,959,319.000

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

INVESTMENT ADVISOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
180 N. Stetson Avenue
Chicago, IL 60601-6779

250 East Wisconsin Avenue o Suite 2000 o Milwaukee, Wisconsin 53202-4298

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

ANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT842-02/04

ITEM 2.  CODE OF ETHICS

     As the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer. It is attached hereto as
Exhibit 10(a).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Brian J. Girvan, a director of the Registrant, has been determined to be an audit committee expert, and he is "independent" within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Girvan is currently a partner with Ascent Venture Management, Inc. a venture capital firm. From January 2001 to July 2003, he was Chief Operating Officer and Chief Financial Officer of Argo Global Capital, LLC (a venture capital firm). In such capacities, Mr. Girvan managed the firm's fi-nances and supervised the preparation of financial statements. Previously, he had served in various official capacities for Fidelity Investments where he had overall responsibility for financial controls and supervised the preparation of division budgets, business plans and financial statements. Mr. Girvan also served as Senior Vice President, Chief Financial Officer and Treasurer for PIMCO Advisors (and its predecessors), where he made filings of financial statements and was a fund treasurer. Mr. Girvan received a B.B.A. in Accounting from Manhattan College and is a CPA.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     The following table sets forth information as to the fees billed to the Registrant, with respect to the North Track Wisconsin Tax-Exempt Fund, for audit, audit-related, tax and other services and products provided by Deloitte & Touche LLP, the Registrant's principal accountant, for each of the last two fiscal years.

                                FISCAL YEAR ENDED DECEMBER 31,
                                ------------------------------

                                   2002                 2003
                                   ----                 ----
Audit Fees(1)<F12>               $ 9,870              $10,270
Audit-Related Fees(2)<F13>            --                3,803
Tax Fees(3)<F14>                   1,630                1,730
All Other Fees(4)<F15>                --                   --
                                 -------              -------
TOTAL                            $11,500              $15,803
                                 -------              -------
                                 -------              -------

(1)<F12> This category relates to professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
(2)<F13> This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above. In 2003, the audit-related services provided by Registrant's principal accountant specifically related to (i) its implementation of the standards and guidance of Statement of Auditing Standards No. 99, which requires auditors to identify and assess the risks of material misstatement in financial statements due to fraud and further examine other areas of audit risk, and (ii) additional communications with the Registrant's management and the audit committee pursuant to the Sarbanes-Oxley Act of 2002.
(3)<F14> This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. In 2002 and 2003, the tax services provided by Registrant's principal accountant specifically related to assistance in the preparation of income and excise tax returns, determination of capital gains, dividends and interest income and the distribution thereof, wash sale testing and tax analysis and advice.
(4)<F15> This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

     Deloitte & Touche LLP did not bill any amounts over the last two fiscal years for services or products provided to B.C. Ziegler and Company ("Ziegler"), the Registrant's investment advisor, or any entity controlling, controlled by or under common control with Ziegler that provides ongoing services for the Registrant, other than $5,000 billed to Ziegler in fiscal year 2002 for agreed upon procedures related to a review of certain reports prepared by Ziegler in connection with purchases and sales of Class B shares of the mutual fund series of the Registrant. Such services do not relate directly to the operations and financial reporting of the Registrant. The Registrant's audit committee has considered the provision by Deloitte & Touche LLP of such non-audit services to Ziegler to be compatible with maintaining the independence of such accounting firm relative to the Registrant.

     The audit committee of the Registrant's Board of Directors selected Deloitte & Touche LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2002 and 2003 before that firm was engaged to provide such services. The audit committee of the
Registrant's Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant. The audit committee itself must approve all such services in advance. No non-audit services were provided to the Registrant with respect to the past two fiscal years pursuant to a waiver from the pre-approval requirement that were subsequently approved by the audit committee under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant because it is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  The Registrant's management,
          ----------------------------------
          with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

     (b)  Changes in Internal Control Over Financial Reporting.  There were no
          -----------------------------------------------------
          changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
----------      ---------------------
10(a)           Code of Ethics for the Registrant's Principal Executive, Fi-
                nancial and Accounting Officers referred to in Item 2 of the Form N-CSR.

10(b)(1)        Certification of Principal Executive Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

10(b)(2)        Certification of Principal Financial Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

10(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 8th day of March, 2004.

                                   NORTH TRACK FUNDS, INC.

                                   By:  /s/David G. Stoeffel
                                        ----------------------------------------
                                        David G. Stoeffel, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 8th day of March, 2004.

                                   By:  /s/David G. Stoeffel
                                        ----------------------------------------
                                        David G. Stoeffel, President (Principal
                                        Executive Officer)

                                   By:  /s/Franklin P. Ciano
                                        ----------------------------------------
                                        Franklin P. Ciano, Chief Financial
                                        Officer and Treasurer (Principal
                                        Financial Officer)